UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2007

Check here if Amendment [ X  ]; Amendment Number:1
This Amendment (Check only one):
[ X  ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Goldman Capital Management Inc.
Address:       320 Park Ave.
               New York NY 10022

Form 13F File Number:  28-10731

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: Neal I Goldman
Title: President
Telephone: 212-415-7260

Signature, Place and Date of Signing:

Neal I Goldman, New York NY, November 9, 2007
Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT
[     ] 13F Notice
[     ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manger:
None

Goldman Capital Management Inc.
Form 13F-9/07


			Value	Shares/	Sh/	Put/	Invstmt	Other	Voting Authority--------------------
Name of Issuer	Title of	CUSIP	(x$1000)	Prn Amt	Prn	Call	Dscretn	Managers	Sole	Shared	None
 	Class

Abaxis Inc	COM	002567105	12309	548300	SH		Sole	N/A	548300	SH
Advanced Photonix Inc-Cl A	COM	00754E107	181	87000	SH		Sole	N/A	87000	SH
American Bank Note Holographic	COM	024377103	93	18500	SH		Sole	N/A	18500	SH
American Medical Alert Corp	COM	027904101	2416	267240	SH		Sole	N/A	267240	SH
American Safety Insurance Hold	COM	G02995101	9157	462000	SH		Sole	N/A	462000	SH
Cadiz Inc New	COM	12753207	3676	194500	SH		Sole	N/A	194500	SH
Celadon Group Inc	COM	150838100	1351	114750	SH		Sole	N/A	114750	SH
Columbia Laboratories Inc	COM	197779101	10433	4028200	SH		Sole	N/A	4028200	SH
Digital Angel Corp	COM	253830103	1040	800000	SH		Sole	N/A	800000	SH
Dot Hill Sys Corp	COM	25848T109	10783	3558629	SH		Sole	N/A	3558629	SH
Endocare Inc	COM	29264P203	1306	153666	SH		Sole	N/A	153666	SH
Ep Medsystems Inc	COM	26881P103	1803	980022	SH		Sole	N/A	980022	SH
Gametech International Inc	COM	36466D102	8270	1063959	SH		Sole	N/A	1063959	SH
Gp Strategies Corp	COM	36225V104	5944	535500	SH		Sole	N/A	535500	SH
Hypercom Corp	COM	44913M105	3491	772400	SH		Sole	N/A	772400	SH
Imergent Inc	COM	45247Q100	40791	1818600	SH		Sole	N/A	1818600	SH
Industrial Distribution Group	COM	456061100	8129	861100	SH		Sole	N/A	861100	SH
Infosearch Media Inc	COM	45677V108	392	2630000	SH		Sole	N/A	2630000	SH
Lifetime Brands Inc	COM	53222Q103	12064	594600	SH		Sole	N/A	594600	SH
Liquidmetal Technologies Inc	COM	53634X100	313	396000	SH		Sole	N/A	396000	SH
Mdc Partners Inc New Cl A Subo	COM	552697104	22980	2119964	SH		Sole	N/A	2119964	SH
Medical Nutrition USA Inc	COM	58461X107	2628	525600	SH		Sole	N/A	525600	SH
Mosys Inc	COM	619718109	16914	2305780	SH		Sole	N/A	2305780	SH
Napco Security Systems Inc	COM	630402105	836	150000	SH		Sole	N/A	150000	SH
National Patent Development Co	COM	637132101	3769	1584000	SH		Sole	N/A	1584000	SH
Nestor Inc New	COM	641074505	561	676000	SH		Sole	N/A	676000	SH
Nova Measuring Instruments Ltd	COM	M7516K103	136	50000	SH		Sole	N/A	50000	SH
Park City Group Inc New	COM	700215304	512	165000	SH		Sole	N/A	165000	SH
Penn Treaty American Corp New	COM	707874400	7632	1306900	SH		Sole	N/A	1306900	SH
Photomedex Inc	COM	719358103	6599	6285000	SH		Sole	N/A	6285000	SH
Premd Inc	COM	74047Y105	2130	1177000	SH		Sole	N/A	1177000	SH
Progressive Gaming Internation	COM	74332S102	1703	340423	SH		Sole	N/A	340423	SH
Pure Bioscience	COM	746218106	720	150000	SH		Sole	N/A	150000	SH
Rewards Network Inc	COM	761557107	2449	505000	SH		Sole	N/A	505000	SH
Scolr Pharma Inc	COM	78402X107	4634	1819700	SH		Sole	N/A	1819700	SH
Smart Online Inc	COM	83171V100	979	523395	SH		Sole	N/A	523395	SH
Source Interlink Companies Inc	COM	836151209	994	282262	SH		Sole	N/A	282262	SH
Star Scientific Inc Com	COM	85517P101	3906	3866800	SH		Sole	N/A	3866800	SH
Tegal Corporation	COM	879008209	1367	252649	SH		Sole	N/A	252649	SH
Thomas Group Inc	COM	884402108	4119	450700	SH		Sole	N/A	450700	SH
Trinity Biotech Plc New ADR	COM	896438306	8043	766000	SH		Sole	N/A	766000	SH
Unigene Laboratories Inc	COM	904753100	1593	890000	SH		Sole	N/A	890000	SH
Universal Electronics Inc	COM	913483103	16350	503065	SH		Sole	N/A	503065	SH
Velocity Express Corp	COM	92257T608	897	1691000	SH		Sole	N/A	1691000	SH
Williams Controls Inc New	COM	969465608	591	32767	SH		Sole	N/A	32767	SH
World Fuel Services Corp	COM	981475106	6061	148500	SH		Sole	N/A	148500	SH
Zila Inc	COM	989513205	174	150000	SH		Sole	N/A	150000	SH


Total			253219